Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment
Schedule of changes in property, plant and equipment

The following changes in property, plant and equipment were recorded during the year  ended December 31, 2019:

		Initial adoption			Dispositions		Currency
	Opening	of			of		translation	Ending
Costs	balance	IFRS 16	Additions	Disposals	subsidiaries	Reclassification	adjustments	balance
Refinery and power plants	$68,559	$—	$219	$—	$—	$—	$(2,077)	$66,701
Processing plant and equipment	3,761	—	443	(326)	(1,019)	406	42	3,307
Office equipment	1,450	—	332	(291)	(95)	(406)	(70)	920
Office premises*	—	2,911	1,583	(278)	(2,500)	—	(162)	1,554
	$73,770	$2,911	$2,577	$(895)	$(3,614)	$—	$(2,267)	$72,482

		Initial adoption			Dispositions		Currency
	Opening	of			of		translation	Ending
Accumulated depreciation	balance	IFRS 16	Additions	Disposals	subsidiaries	Reclassification	adjustments	balance
Refinery and power plants	$12,763	$—	$2,641	$—	$—	$—	$(521)	$14,883
Processing plant and equipment	1,873	—	416	(326)	(842)	387	(54)	1,454
Office equipment	809	—	145	(136)	(36)	(387)	(29)	366
Office premises*	—	—	738	—	(367)	—	(5)	366
	15,445	$—	$3,940	$(462)	$(1,245)	$—	$(609)	17,069
Net book value	$58,325							$55,413

*    right-of-use assets.

The following changes in property, plant and equipment were recorded during the year ended December 31, 2018:

				Dispositions		Currency
	Opening			of		translation	Ending
Costs	balance	Additions	Disposals	subsidiaries	Impairments	adjustments	balance
Refinery and power plants	$92,434	$—	$(148)	$(27,214)	$—	$3,487	$68,559
Processing plant and equipment	3,703	88	(25)	—	(42)	37	3,761
Office equipment	1,135	340	(56)	—	(4)	35	1,450
	$97,272	$428	$(229)	$(27,214)	$(46)	$3,559	$73,770

				Dispositions		Currency
	Opening			of		translation	Ending
Accumulated depreciation	balance	Additions	Disposals	subsidiaries	Impairments	adjustments	balance
Refinery and power plants	$11,047	$2,775	$(148)	$(1,668)	$—	$757	$12,763
Processing plant and equipment	1,626	255	(10)	—	(27)	29	1,873
Office equipment	645	211	(60)	—	(4)	17	809
	13,318	$3,241	$(218)	$(1,668)	$(31)	$803	15,445
Net book value	$83,954						$58,325